Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Martin Currie SMASh Series EM Fund
Shareholder Report [Line Items]
Fund Name	Martin Currie SMASh Series EM Fund
Class Name	Martin Currie SMASh Series EM Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Martin Currie SMASh Series EM Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Martin Currie SMASh Series EM Fund[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Martin Currie SMASh Series EM Fund returned 0.47%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 6.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Robust short- and medium-term demand for artificial intelligence (AI)-enabling technologies provided a tailwind for Taiwan Semiconductor Manufacturing Company, a global semiconductor foundry that is recognized as a key supplier of AI chips for Nvidia

↑	SK hynix, a major supplier of high bandwidth memory chips used by AI chip makers, revised its earnings projections upwards, which benefited its stock
↑	Capitec Bank, which strongly outperformed other South African banks year to date, improved its operational delivery model and posted solid earnings growth

Top detractors from performance:
↓	LG Chem was impacted by weaker fundamentals within its core operating unit, petrochemicals, where margins softened due to supply-demand imbalances
↓	AIA Group, a Pan-Asian insurer with a rapidly growing Hong Kong and China market presence, was pressured by negative Chinese equity market performance over the period
↓	Cosan, a Brazilian conglomerate focused on bioethanol, sugar and energy production, faced cyclical headwinds across their underlying businesses and a reduction in the value of their stake in Vale

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (1/10/2018)
Martin Currie SMASh Series EM Fund	0.47	6.19	1.70
MSCI All Country World ex-US Index-NR	9.75	6.29	3.70
MSCI Emerging Markets Index-NR	6.27	3.41	1.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 1,362,327,818
Holdings Count | $ / shares	31	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,362,327,818
Total Number of Portfolio Holdings*	31
Total Management Fee Paid	$0
Portfolio Turnover Rate	26%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
[1]	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.